Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

Supplement dated October 9, 2018 (“Supplement”)

to the Class I and Class N Shares Summary Prospectus and Prospectus, each dated

May 1, 2018 (“Prospectus”), as amended,

of the AQR Multi-Strategy Alternative Fund (the “Fund”)

This Supplement updates certain information contained in the Summary Prospectus and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

The section entitled “Principal Investment Strategies of the Fund” beginning on page 2 of the Summary Prospectus and 53 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by aiming to provide exposure to several strategies often referred to as “alternative” or “absolute return” strategies and more traditionally made available through unregistered funds (“hedge funds”). Utilizing a well-diversified portfolio of Instruments (as defined below), the Fund seeks exposure to the following strategies: Convertible and Volatility Arbitrage, Event Driven (including Merger Arbitrage), Fixed Income Relative Value, Equity Market Neutral, Long/Short Equity, Dedicated Short Bias, Global Macro, Managed Futures and Emerging Markets. Through exposure to these strategies, the Fund attempts to generate positive absolute returns over time. The Fund implements these strategies by investing globally (including in emerging markets) in a broad range of instruments, including, but not limited to, equities (primarily those issued by large- and mid-cap companies), bonds, convertible securities, futures (including commodity futures, index futures, equity futures, bond futures and interest rate futures), currency and commodity forwards, options (both written and purchased) and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps, interest rate swaps, and credit default swaps) (collectively, the “Instruments”), either by investing directly in these instruments or, indirectly, by investing in the Subsidiary (as described below) that invests in these instruments. The securities in which the Fund invests may be restricted and/or Rule 144A securities. The Fund may also invest in exchange-traded funds (“ETFs”) or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund currently intends to achieve its exposure to equities and convertible securities by either holding securities or holding cash and using derivatives, rather than holding those securities directly. The Fund will not invest in hedge funds and is not designed to match the performance of any hedge fund index. However, the Adviser believes that, based on a comprehensive analysis of the key drivers of return from these strategies (which are traditionally made available through hedge funds), it can capture a meaningful portion of the return that these strategies can be expected to provide. The Fund is generally intended to have a low average correlation to the equity, bond and credit markets. The Fund has no limits with respect to the credit rating, maturity or duration of the debt securities in which it may invest, and may invest in debt securities of any credit rating, maturity or duration, which may include high-yield or “junk” bonds. The Fund will utilize proprietary trading algorithms in order to minimize market impact and reduce trading costs. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective. As of the date of this prospectus, the Adviser generally considers large- and mid-cap companies to be those companies with market capitalizations around the range of the MSCI World Index at the time of purchase.

The strategies employed by the Fund include:

•
Long/Short Equity, Equity Market Neutral and Dedicated Short Bias: These strategies provide long and short exposure to a diversified portfolio of equities which involves simultaneously investing in equities (i.e., investing long) the Adviser expects to increase in value and immediately selling equities (i.e., short sales or short selling) the Adviser expects to decrease in value. Equity Market Neutral is not expected to have industry overweights and seeks to profit by exploiting pricing inefficiencies between related equity securities and neutralizing exposure to market risk by maintaining long and short positions. Long/Short Equity may maintain overweights of industry exposures and also seeks to exploit pricing inefficiencies between related equity securities. The Dedicated Short Bias strategy seeks to profit by shorting stocks that have negative market sentiment and neutralizing exposure to market risk by maintaining long and short positions. When taking a “short” position, the Fund may sell an instrument that it does not own and would then borrow to meet its settlement obligations. The Fund may also take “short” positions in futures, forwards or swaps. A “short” position will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. Long positions will profit if the value of the equity security increases and short positions will profit if the value of the equity security declines and the borrowed shares can be replaced at lower cost. Simultaneously engaging in long investing and short selling reduces the net exposure of the overall portfolio to general market movements.

•
Global Macro: Global Macro strategies seek to profit from movement in the prices of securities that are highly sensitive to macroeconomic conditions, across a broad spectrum of assets. This strategy provides long and short exposure to developed country equities, currencies, bonds, interest rates and commodities markets.

•
Emerging Markets: This strategy seeks to profit from investing in equities, fixed income instruments and currencies of issuers in emerging markets. This strategy provides long and short exposure to emerging country equity, fixed income and currency markets, and long and short exposure to a basket of liquid equity securities traded on emerging and developed market exchanges.

•
Convertible and Volatility Arbitrage: Convertible Arbitrage strategies seek to profit from the complexity of the pricing of convertible bonds (which contain elements of both a fixed income security and an equity option) by structuring trades using multiple securities within the capital structure of a convertible bond issuer. The Fund may purchase the convertible bond of a given issuer and simultaneously sell short the common stock of that same issuer to take advantage of a mispricing of either security. This strategy takes positions in various global convertible debt and preferred securities and an offsetting position in various global equities directly linked to the convertible securities. In implementing this strategy, the Fund may use derivatives to hedge against a decline in interest rates or credit exposure. The Adviser collaborates with the Sub-Adviser for the Convertible Arbitrage strategies.

Volatility Arbitrage strategies seek to capture the volatility risk premium across several asset classes by selling (i.e., writing) call and put options on various reference assets, including equity indices and government bonds, to buyers seeking financial insurance in exchange for a premium, or payment, from the option buyer. The Fund will generally sell uncovered call and put options (i.e., where the Fund does not own or is not short, as applicable, the instrument underlying the call or put option) but may also sell covered call and put options (i.e., where the Fund holds or is short, as applicable, an equivalent position in the instrument underlying the call or put option). The Fund may also trade ETFs, futures and swaps to hedge the market exposure embedded in the options it sells.

•
Managed Futures: Managed Futures strategies seek to profit from the design and implementation of quantitative selection models to help predict upcoming movements in any combination of fixed income, currency, commodity or equity markets. This strategy provides long and short exposure to commodities; long and short exposure to developed country equities, bonds and currencies markets and long and short exposure to emerging country equity and currency markets.

•
Event Driven: Event Driven strategies seek to profit from investing in the securities of companies based not on a value or growth investment style but rather on the basis that a specific event or catalyst will affect future prices. This strategy attempts to capitalize on price discrepancies and returns generated by corporate activity, such as mergers. In merger arbitrage, the Fund will employ a diversified, disciplined strategy to attempt to capture the returns from holding a long/short portfolio of stocks of companies involved in mergers. The Adviser collaborates with the Sub- Adviser for this strategy.

•
Fixed Income Relative Value: Fixed Income Relative Value seeks to profit from exploiting mispricing of various, liquid fixed income or interest rate sensitive securities. This strategy provides long and short exposure to developed country bonds, interest rates and currencies, long and short exposure to investment grade and high-yield credit instruments and long and short exposure to forward mortgage-backed securities trading in the to-be-announced (“TBA”) market.

The Fund provides exposure to several absolute return strategies through one fund offering. The Fund may add additional strategies from time to time. The Fund currently intends to have exposure to each of the strategies, however, it may vary its level of allocation among the strategies depending on market conditions, including reducing the exposure to any strategy to zero.

The Adviser, on average, will target an annualized volatility level for the Fund of between 7% and 10%, which compares to a historical volatility level of approximately 3% for the Bloomberg Barclays U.S. Aggregate Bond Index and a historical volatility level of approximately 12% for the S&P 500® Index of U.S. large-cap stocks each over the past five years ended August 31, 2018. Higher volatility generally indicates higher risk. The actual or realized volatility level of the Fund can and will be materially higher or lower than its target volatility depending on market conditions.

If derivative instruments and instruments with remaining maturities of one year or less are taken into account, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 100%).

Portfolio Construction

The Fund is constructed, at both the strategy level and the portfolio level, to provide returns that have low correlation to the equity, bond and credit markets. The Fund will be managed to be broadly diversified across a range of global markets. In addition, the Fund is monitored to avoid traditional long equity market exposure at the overall portfolio level, while at times allowing modest active long or short equity market exposure through tactical decisions.

Strategy Level

Each of the strategies is constructed using a bottom up systematic process. In addition, two or more strategies may be used in combination to achieve a particular investment exposure or goal. The overall Fund is designed to be neutral to equity markets on average over time, however over shorter horizons the Fund can be tactically positioned for a long or short equity market exposure and therefore may have some equity-based systematic risk. For example, the Long/Short Equity strategy will typically have a slightly net long equity market exposure (depending on the market’s recent performance), while the Dedicated Short Bias strategy is expected to have a slightly negative net equity market exposure. The Equity Market Neutral strategy, on the other hand, is intended to be equity market neutral at all times.

Although the Fund may simultaneously use one type of exposure in more than one strategy (e.g., use long exposure to developed market equities for the Global Macro and Managed Futures strategies), the exposure will be independently selected to achieve the goal of the particular strategy.

Portfolio Level

Once each strategy has been individually constructed or groupings of strategies developed, the Adviser combines them into a single portfolio using a long term strategic risk weighting process and a tactical risk allocation. By combining these two methods, the Adviser seeks to implement the overall strategy while opportunistically taking advantage of strategies that are particularly attractive currently. In general, however, the Adviser’s portfolio construction process focuses on adding value through diversified risk weighting over the long-term.

Sizing Positions

The Adviser sets both the long-term strategic risk weights across the individual strategies or grouped strategies, which are expected to vary only slightly over time, as well as short-term tactical weightings which may deviate from the long- term strategic targets due to shorter term market risks or opportunities. Both the long-term strategic risk weights and the shorter term tactical shifts are determined by the Adviser using quantitative inputs and subjective assessment of the current market environment. The short-term tactical underweights or overweights are intended to vary only modestly from the strategic weights. However, there is no limit on the tactical underweights or overweights and the Adviser has the discretion to not employ a strategy either temporarily or permanently if the perceived risks of the strategy outweigh the potential benefits.

Risk Management

The Adviser will use quantitative and qualitative methods to assess the level of risk (i.e., volatility of return) for the Fund. The Adviser expects that the use of systematic risk control generally should lead to a highly diversified portfolio across asset classes, geographies, Instruments and strategies.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity swaps, commodity forwards, commodity futures and other commodity-linked derivative instruments but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

A portion of the Fund’s assets may be held in cash or cash equivalent investments, including, but not limited to, short- term investment funds and/or U.S. Government securities.

AQR FUNDS

Supplement dated October 9, 2018 (“Supplement”)

to the Class R6 Shares Summary Prospectus and Prospectus, each dated May 1, 2018

(“Prospectus”), as amended,

of the AQR Multi-Strategy Alternative Fund (the “Fund”)

This Supplement updates certain information contained in the Summary Prospectus and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

The section entitled “Principal Investment Strategies of the Fund” beginning on page 2 of the Summary Prospectus and 53 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by aiming to provide exposure to several strategies often referred to as “alternative” or “absolute return” strategies and more traditionally made available through unregistered funds (“hedge funds”). Utilizing a well-diversified portfolio of Instruments (as defined below), the Fund seeks exposure to the following strategies: Convertible and Volatility Arbitrage, Event Driven (including Merger Arbitrage), Fixed Income Relative Value, Equity Market Neutral, Long/Short Equity, Dedicated Short Bias, Global Macro, Managed Futures and Emerging Markets. Through exposure to these strategies, the Fund attempts to generate positive absolute returns over time. The Fund implements these strategies by investing globally (including in emerging markets) in a broad range of instruments, including, but not limited to, equities (primarily those issued by large- and mid-cap companies), bonds, convertible securities, futures (including commodity futures, index futures, equity futures, bond futures and interest rate futures), currency and commodity forwards, options (both written and purchased) and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps, interest rate swaps, and credit default swaps) (collectively, the “Instruments”), either by investing directly in these instruments or, indirectly, by investing in the Subsidiary (as described below) that invests in these instruments. The securities in which the Fund invests may be restricted and/or Rule 144A securities. The Fund may also invest in exchange-traded funds (“ETFs”) or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund currently intends to achieve its exposure to equities and convertible securities by either holding securities or holding cash and using derivatives, rather than holding those securities directly. The Fund will not invest in hedge funds and is not designed to match the performance of any hedge fund index. However, the Adviser believes that, based on a comprehensive analysis of the key drivers of return from these strategies (which are traditionally made available through hedge funds), it can capture a meaningful portion of the return that these strategies can be expected to provide. The Fund is generally intended to have a low average correlation to the equity, bond and credit markets. The Fund has no limits with respect to the credit rating, maturity or duration of the debt securities in which it may invest, and may invest in debt securities of any credit rating, maturity or duration, which may include high-yield or “junk” bonds. The Fund will utilize proprietary trading algorithms in order to minimize market impact and reduce trading costs. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective. As of the date of this prospectus, the Adviser generally considers large- and mid-cap companies to be those companies with market capitalizations around the range of the MSCI World Index at the time of purchase.

The strategies employed by the Fund include:

•
Long/Short Equity, Equity Market Neutral and Dedicated Short Bias: These strategies provide long and short exposure to a diversified portfolio of equities which involves simultaneously investing in equities (i.e., investing long) the Adviser expects to increase in value and immediately selling equities (i.e., short sales or short selling) the Adviser expects to decrease in value. Equity Market Neutral is not expected to have industry overweights and seeks to profit by exploiting pricing inefficiencies between related equity securities and neutralizing exposure to market risk by maintaining long and short positions. Long/Short Equity may maintain overweights of industry exposures and also seeks to exploit pricing inefficiencies between related equity securities. The Dedicated Short Bias strategy seeks to profit by shorting stocks that have negative market sentiment and neutralizing exposure to market risk by maintaining long and short positions. When taking a “short” position, the Fund may sell an instrument that it does not own and would then borrow to meet its settlement obligations. The Fund may also take “short” positions in futures, forwards or swaps. A “short” position will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. Long positions will profit if the value of the equity security increases and short positions will profit if the value of the equity security declines and the borrowed shares can be replaced at lower cost. Simultaneously engaging in long investing and short selling reduces the net exposure of the overall portfolio to general market movements.

•
Global Macro: Global Macro strategies seek to profit from movement in the prices of securities that are highly sensitive to macroeconomic conditions, across a broad spectrum of assets. This strategy provides long and short exposure to developed country equities, currencies, bonds, interest rates and commodities markets.

•
Emerging Markets: This strategy seeks to profit from investing in equities, fixed income instruments and currencies of issuers in emerging markets. This strategy provides long and short exposure to emerging country equity, fixed income and currency markets, and long and short exposure to a basket of liquid equity securities traded on emerging and developed market exchanges.

•
Convertible and Volatility Arbitrage: Convertible Arbitrage strategies seek to profit from the complexity of the pricing of convertible bonds (which contain elements of both a fixed income security and an equity option) by structuring trades using multiple securities within the capital structure of a convertible bond issuer. The Fund may purchase the convertible bond of a given issuer and simultaneously sell short the common stock of that same issuer to take advantage of a mispricing of either security. This strategy takes positions in various global convertible debt and preferred securities and an offsetting position in various global equities directly linked to the convertible securities. In implementing this strategy, the Fund may use derivatives to hedge against a decline in interest rates or credit exposure. The Adviser collaborates with the Sub-Adviser for the Convertible Arbitrage strategies.

Volatility Arbitrage strategies seek to capture the volatility risk premium across several asset classes by selling (i.e., writing) call and put options on various reference assets, including equity indices and government bonds, to buyers seeking financial insurance in exchange for a premium, or payment, from the option buyer. The Fund will generally sell uncovered call and put options (i.e., where the Fund does not own or is not short, as applicable, the instrument underlying the call or put option) but may also sell covered call and put options (i.e., where the Fund holds or is short, as applicable, an equivalent position in the instrument underlying the call or put option). The Fund may also trade ETFs, futures and swaps to hedge the market exposure embedded in the options it sells.

•
Managed Futures: Managed Futures strategies seek to profit from the design and implementation of quantitative selection models to help predict upcoming movements in any combination of fixed income, currency, commodity or equity markets. This strategy provides long and short exposure to commodities; long and short exposure to developed country equities, bonds and currencies markets and long and short exposure to emerging country equity and currency markets.

•
Event Driven: Event Driven strategies seek to profit from investing in the securities of companies based not on a value or growth investment style but rather on the basis that a specific event or catalyst will affect future prices. This strategy attempts to capitalize on price discrepancies and returns generated by corporate activity, such as mergers. In merger arbitrage, the Fund will employ a diversified, disciplined strategy to attempt to capture the returns from holding a long/short portfolio of stocks of companies involved in mergers. The Adviser collaborates with the Sub- Adviser for this strategy.

•
Fixed Income Relative Value: Fixed Income Relative Value seeks to profit from exploiting mispricing of various, liquid fixed income or interest rate sensitive securities. This strategy provides long and short exposure to developed country bonds, interest rates and currencies, long and short exposure to investment grade and high-yield credit instruments and long and short exposure to forward mortgage-backed securities trading in the to-be-announced (“TBA”) market.

The Fund provides exposure to several absolute return strategies through one fund offering. The Fund may add additional strategies from time to time. The Fund currently intends to have exposure to each of the strategies, however, it may vary its level of allocation among the strategies depending on market conditions, including reducing the exposure to any strategy to zero.

The Adviser, on average, will target an annualized volatility level for the Fund of between 7% and 10%, which compares to a historical volatility level of approximately 3% for the Bloomberg Barclays U.S. Aggregate Bond Index and a historical volatility level of approximately 12% for the S&P 500® Index of U.S. large-cap stocks each over the past five years ended August 31, 2018. Higher volatility generally indicates higher risk. The actual or realized volatility level of the Fund can and will be materially higher or lower than its target volatility depending on market conditions.

If derivative instruments and instruments with remaining maturities of one year or less are taken into account, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 100%).

Portfolio Construction

The Fund is constructed, at both the strategy level and the portfolio level, to provide returns that have low correlation to the equity, bond and credit markets. The Fund will be managed to be broadly diversified across a range of global markets. In addition, the Fund is monitored to avoid traditional long equity market exposure at the overall portfolio level, while at times allowing modest active long or short equity market exposure through tactical decisions.

Strategy Level

Each of the strategies is constructed using a bottom up systematic process. In addition, two or more strategies may be used in combination to achieve a particular investment exposure or goal. The overall Fund is designed to be neutral to equity markets on average over time, however over shorter horizons the Fund can be tactically positioned for a long or short equity market exposure and therefore may have some equity-based systematic risk. For example, the Long/Short Equity strategy will typically have a slightly net long equity market exposure (depending on the market’s recent performance), while the Dedicated Short Bias strategy is expected to have a slightly negative net equity market exposure. The Equity Market Neutral strategy, on the other hand, is intended to be equity market neutral at all times.

Although the Fund may simultaneously use one type of exposure in more than one strategy (e.g., use long exposure to developed market equities for the Global Macro and Managed Futures strategies), the exposure will be independently selected to achieve the goal of the particular strategy.

Portfolio Level

Once each strategy has been individually constructed or groupings of strategies developed, the Adviser combines them into a single portfolio using a long term strategic risk weighting process and a tactical risk allocation. By combining these two methods, the Adviser seeks to implement the overall strategy while opportunistically taking advantage of strategies that are particularly attractive currently. In general, however, the Adviser’s portfolio construction process focuses on adding value through diversified risk weighting over the long-term.

Sizing Positions

The Adviser sets both the long-term strategic risk weights across the individual strategies or grouped strategies, which are expected to vary only slightly over time, as well as short-term tactical weightings which may deviate from the long- term strategic targets due to shorter term market risks or opportunities. Both the long-term strategic risk weights and the shorter term tactical shifts are determined by the Adviser using quantitative inputs and subjective assessment of the current market environment. The short-term tactical underweights or overweights are intended to vary only modestly from the strategic weights. However, there is no limit on the tactical underweights or overweights and the Adviser has the discretion to not employ a strategy either temporarily or permanently if the perceived risks of the strategy outweigh the potential benefits.

Risk Management

The Adviser will use quantitative and qualitative methods to assess the level of risk (i.e., volatility of return) for the Fund. The Adviser expects that the use of systematic risk control generally should lead to a highly diversified portfolio across asset classes, geographies, Instruments and strategies.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity swaps, commodity forwards, commodity futures and other commodity-linked derivative instruments but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

A portion of the Fund’s assets may be held in cash or cash equivalent investments, including, but not limited to, short- term investment funds and/or U.S. Government securities.

Class I, N Shares | AQR Multi-Strategy Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

Supplement dated October 9, 2018 (“Supplement”)

to the Class I and Class N Shares Summary Prospectus and Prospectus, each dated

May 1, 2018 (“Prospectus”), as amended,

of the AQR Multi-Strategy Alternative Fund (the “Fund”)

This Supplement updates certain information contained in the Summary Prospectus and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

The section entitled “Principal Investment Strategies of the Fund” beginning on page 2 of the Summary Prospectus and 53 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by aiming to provide exposure to several strategies often referred to as “alternative” or “absolute return” strategies and more traditionally made available through unregistered funds (“hedge funds”). Utilizing a well-diversified portfolio of Instruments (as defined below), the Fund seeks exposure to the following strategies: Convertible and Volatility Arbitrage, Event Driven (including Merger Arbitrage), Fixed Income Relative Value, Equity Market Neutral, Long/Short Equity, Dedicated Short Bias, Global Macro, Managed Futures and Emerging Markets. Through exposure to these strategies, the Fund attempts to generate positive absolute returns over time. The Fund implements these strategies by investing globally (including in emerging markets) in a broad range of instruments, including, but not limited to, equities (primarily those issued by large- and mid-cap companies), bonds, convertible securities, futures (including commodity futures, index futures, equity futures, bond futures and interest rate futures), currency and commodity forwards, options (both written and purchased) and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps, interest rate swaps, and credit default swaps) (collectively, the “Instruments”), either by investing directly in these instruments or, indirectly, by investing in the Subsidiary (as described below) that invests in these instruments. The securities in which the Fund invests may be restricted and/or Rule 144A securities. The Fund may also invest in exchange-traded funds (“ETFs”) or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund currently intends to achieve its exposure to equities and convertible securities by either holding securities or holding cash and using derivatives, rather than holding those securities directly. The Fund will not invest in hedge funds and is not designed to match the performance of any hedge fund index. However, the Adviser believes that, based on a comprehensive analysis of the key drivers of return from these strategies (which are traditionally made available through hedge funds), it can capture a meaningful portion of the return that these strategies can be expected to provide. The Fund is generally intended to have a low average correlation to the equity, bond and credit markets. The Fund has no limits with respect to the credit rating, maturity or duration of the debt securities in which it may invest, and may invest in debt securities of any credit rating, maturity or duration, which may include high-yield or “junk” bonds. The Fund will utilize proprietary trading algorithms in order to minimize market impact and reduce trading costs. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective. As of the date of this prospectus, the Adviser generally considers large- and mid-cap companies to be those companies with market capitalizations around the range of the MSCI World Index at the time of purchase.

The strategies employed by the Fund include:

•
Long/Short Equity, Equity Market Neutral and Dedicated Short Bias: These strategies provide long and short exposure to a diversified portfolio of equities which involves simultaneously investing in equities (i.e., investing long) the Adviser expects to increase in value and immediately selling equities (i.e., short sales or short selling) the Adviser expects to decrease in value. Equity Market Neutral is not expected to have industry overweights and seeks to profit by exploiting pricing inefficiencies between related equity securities and neutralizing exposure to market risk by maintaining long and short positions. Long/Short Equity may maintain overweights of industry exposures and also seeks to exploit pricing inefficiencies between related equity securities. The Dedicated Short Bias strategy seeks to profit by shorting stocks that have negative market sentiment and neutralizing exposure to market risk by maintaining long and short positions. When taking a “short” position, the Fund may sell an instrument that it does not own and would then borrow to meet its settlement obligations. The Fund may also take “short” positions in futures, forwards or swaps. A “short” position will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. Long positions will profit if the value of the equity security increases and short positions will profit if the value of the equity security declines and the borrowed shares can be replaced at lower cost. Simultaneously engaging in long investing and short selling reduces the net exposure of the overall portfolio to general market movements.

•
Global Macro: Global Macro strategies seek to profit from movement in the prices of securities that are highly sensitive to macroeconomic conditions, across a broad spectrum of assets. This strategy provides long and short exposure to developed country equities, currencies, bonds, interest rates and commodities markets.

•
Emerging Markets: This strategy seeks to profit from investing in equities, fixed income instruments and currencies of issuers in emerging markets. This strategy provides long and short exposure to emerging country equity, fixed income and currency markets, and long and short exposure to a basket of liquid equity securities traded on emerging and developed market exchanges.

•
Convertible and Volatility Arbitrage: Convertible Arbitrage strategies seek to profit from the complexity of the pricing of convertible bonds (which contain elements of both a fixed income security and an equity option) by structuring trades using multiple securities within the capital structure of a convertible bond issuer. The Fund may purchase the convertible bond of a given issuer and simultaneously sell short the common stock of that same issuer to take advantage of a mispricing of either security. This strategy takes positions in various global convertible debt and preferred securities and an offsetting position in various global equities directly linked to the convertible securities. In implementing this strategy, the Fund may use derivatives to hedge against a decline in interest rates or credit exposure. The Adviser collaborates with the Sub-Adviser for the Convertible Arbitrage strategies.

Volatility Arbitrage strategies seek to capture the volatility risk premium across several asset classes by selling (i.e., writing) call and put options on various reference assets, including equity indices and government bonds, to buyers seeking financial insurance in exchange for a premium, or payment, from the option buyer. The Fund will generally sell uncovered call and put options (i.e., where the Fund does not own or is not short, as applicable, the instrument underlying the call or put option) but may also sell covered call and put options (i.e., where the Fund holds or is short, as applicable, an equivalent position in the instrument underlying the call or put option). The Fund may also trade ETFs, futures and swaps to hedge the market exposure embedded in the options it sells.

•
Managed Futures: Managed Futures strategies seek to profit from the design and implementation of quantitative selection models to help predict upcoming movements in any combination of fixed income, currency, commodity or equity markets. This strategy provides long and short exposure to commodities; long and short exposure to developed country equities, bonds and currencies markets and long and short exposure to emerging country equity and currency markets.

•
Event Driven: Event Driven strategies seek to profit from investing in the securities of companies based not on a value or growth investment style but rather on the basis that a specific event or catalyst will affect future prices. This strategy attempts to capitalize on price discrepancies and returns generated by corporate activity, such as mergers. In merger arbitrage, the Fund will employ a diversified, disciplined strategy to attempt to capture the returns from holding a long/short portfolio of stocks of companies involved in mergers. The Adviser collaborates with the Sub- Adviser for this strategy.

•
Fixed Income Relative Value: Fixed Income Relative Value seeks to profit from exploiting mispricing of various, liquid fixed income or interest rate sensitive securities. This strategy provides long and short exposure to developed country bonds, interest rates and currencies, long and short exposure to investment grade and high-yield credit instruments and long and short exposure to forward mortgage-backed securities trading in the to-be-announced (“TBA”) market.

The Fund provides exposure to several absolute return strategies through one fund offering. The Fund may add additional strategies from time to time. The Fund currently intends to have exposure to each of the strategies, however, it may vary its level of allocation among the strategies depending on market conditions, including reducing the exposure to any strategy to zero.

The Adviser, on average, will target an annualized volatility level for the Fund of between 7% and 10%, which compares to a historical volatility level of approximately 3% for the Bloomberg Barclays U.S. Aggregate Bond Index and a historical volatility level of approximately 12% for the S&P 500® Index of U.S. large-cap stocks each over the past five years ended August 31, 2018. Higher volatility generally indicates higher risk. The actual or realized volatility level of the Fund can and will be materially higher or lower than its target volatility depending on market conditions.

If derivative instruments and instruments with remaining maturities of one year or less are taken into account, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 100%).

Portfolio Construction

The Fund is constructed, at both the strategy level and the portfolio level, to provide returns that have low correlation to the equity, bond and credit markets. The Fund will be managed to be broadly diversified across a range of global markets. In addition, the Fund is monitored to avoid traditional long equity market exposure at the overall portfolio level, while at times allowing modest active long or short equity market exposure through tactical decisions.

Strategy Level

Each of the strategies is constructed using a bottom up systematic process. In addition, two or more strategies may be used in combination to achieve a particular investment exposure or goal. The overall Fund is designed to be neutral to equity markets on average over time, however over shorter horizons the Fund can be tactically positioned for a long or short equity market exposure and therefore may have some equity-based systematic risk. For example, the Long/Short Equity strategy will typically have a slightly net long equity market exposure (depending on the market’s recent performance), while the Dedicated Short Bias strategy is expected to have a slightly negative net equity market exposure. The Equity Market Neutral strategy, on the other hand, is intended to be equity market neutral at all times.

Although the Fund may simultaneously use one type of exposure in more than one strategy (e.g., use long exposure to developed market equities for the Global Macro and Managed Futures strategies), the exposure will be independently selected to achieve the goal of the particular strategy.

Portfolio Level

Once each strategy has been individually constructed or groupings of strategies developed, the Adviser combines them into a single portfolio using a long term strategic risk weighting process and a tactical risk allocation. By combining these two methods, the Adviser seeks to implement the overall strategy while opportunistically taking advantage of strategies that are particularly attractive currently. In general, however, the Adviser’s portfolio construction process focuses on adding value through diversified risk weighting over the long-term.

Sizing Positions

The Adviser sets both the long-term strategic risk weights across the individual strategies or grouped strategies, which are expected to vary only slightly over time, as well as short-term tactical weightings which may deviate from the long- term strategic targets due to shorter term market risks or opportunities. Both the long-term strategic risk weights and the shorter term tactical shifts are determined by the Adviser using quantitative inputs and subjective assessment of the current market environment. The short-term tactical underweights or overweights are intended to vary only modestly from the strategic weights. However, there is no limit on the tactical underweights or overweights and the Adviser has the discretion to not employ a strategy either temporarily or permanently if the perceived risks of the strategy outweigh the potential benefits.

Risk Management

The Adviser will use quantitative and qualitative methods to assess the level of risk (i.e., volatility of return) for the Fund. The Adviser expects that the use of systematic risk control generally should lead to a highly diversified portfolio across asset classes, geographies, Instruments and strategies.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity swaps, commodity forwards, commodity futures and other commodity-linked derivative instruments but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

A portion of the Fund’s assets may be held in cash or cash equivalent investments, including, but not limited to, short- term investment funds and/or U.S. Government securities.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by aiming to provide exposure to several strategies often referred to as “alternative” or “absolute return” strategies and more traditionally made available through unregistered funds (“hedge funds”). Utilizing a well-diversified portfolio of Instruments (as defined below), the Fund seeks exposure to the following strategies: Convertible and Volatility Arbitrage, Event Driven (including Merger Arbitrage), Fixed Income Relative Value, Equity Market Neutral, Long/Short Equity, Dedicated Short Bias, Global Macro, Managed Futures and Emerging Markets. Through exposure to these strategies, the Fund attempts to generate positive absolute returns over time. The Fund implements these strategies by investing globally (including in emerging markets) in a broad range of instruments, including, but not limited to, equities (primarily those issued by large- and mid-cap companies), bonds, convertible securities, futures (including commodity futures, index futures, equity futures, bond futures and interest rate futures), currency and commodity forwards, options (both written and purchased) and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps, interest rate swaps, and credit default swaps) (collectively, the “Instruments”), either by investing directly in these instruments or, indirectly, by investing in the Subsidiary (as described below) that invests in these instruments. The securities in which the Fund invests may be restricted and/or Rule 144A securities. The Fund may also invest in exchange-traded funds (“ETFs”) or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund currently intends to achieve its exposure to equities and convertible securities by either holding securities or holding cash and using derivatives, rather than holding those securities directly. The Fund will not invest in hedge funds and is not designed to match the performance of any hedge fund index. However, the Adviser believes that, based on a comprehensive analysis of the key drivers of return from these strategies (which are traditionally made available through hedge funds), it can capture a meaningful portion of the return that these strategies can be expected to provide. The Fund is generally intended to have a low average correlation to the equity, bond and credit markets. The Fund has no limits with respect to the credit rating, maturity or duration of the debt securities in which it may invest, and may invest in debt securities of any credit rating, maturity or duration, which may include high-yield or “junk” bonds. The Fund will utilize proprietary trading algorithms in order to minimize market impact and reduce trading costs. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective. As of the date of this prospectus, the Adviser generally considers large- and mid-cap companies to be those companies with market capitalizations around the range of the MSCI World Index at the time of purchase.

The strategies employed by the Fund include:
  Long/Short Equity, Equity Market Neutral and Dedicated Short Bias: These strategies provide long and short exposure to a diversified portfolio of equities which involves simultaneously investing in equities (i.e., investing long) the Adviser expects to increase in value and immediately selling equities (i.e., short sales or short selling) the Adviser expects to decrease in value. Equity Market Neutral is not expected to have industry overweights and seeks to profit by exploiting pricing inefficiencies between related equity securities and neutralizing exposure to market risk by maintaining long and short positions. Long/Short Equity may maintain overweights of industry exposures and also seeks to exploit pricing inefficiencies between related equity securities. The Dedicated Short Bias strategy seeks to profit by shorting stocks that have negative market sentiment and neutralizing exposure to market risk by maintaining long and short positions. When taking a “short” position, the Fund may sell an instrument that it does not own and would then borrow to meet its settlement obligations. The Fund may also take “short” positions in futures, forwards or swaps. A “short” position will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. Long positions will profit if the value of the equity security increases and short positions will profit if the value of the equity security declines and the borrowed shares can be replaced at lower cost. Simultaneously engaging in long investing and short selling reduces the net exposure of the overall portfolio to general market movements.
  Global Macro: Global Macro strategies seek to profit from movement in the prices of securities that are highly sensitive to macroeconomic conditions, across a broad spectrum of assets. This strategy provides long and short exposure to developed country equities, currencies, bonds, interest rates and commodities markets.
  Emerging Markets: This strategy seeks to profit from investing in equities, fixed income instruments and currencies of issuers in emerging markets. This strategy provides long and short exposure to emerging country equity, fixed income and currency markets, and long and short exposure to a basket of liquid equity securities traded on emerging and developed market exchanges.
  Convertible and Volatility Arbitrage: Convertible Arbitrage strategies seek to profit from the complexity of the pricing of convertible bonds (which contain elements of both a fixed income security and an equity option) by structuring trades using multiple securities within the capital structure of a convertible bond issuer. The Fund may purchase the convertible bond of a given issuer and simultaneously sell short the common stock of that same issuer to take advantage of a mispricing of either security. This strategy takes positions in various global convertible debt and preferred securities and an offsetting position in various global equities directly linked to the convertible securities. In implementing this strategy, the Fund may use derivatives to hedge against a decline in interest rates or credit exposure. The Adviser collaborates with the Sub-Adviser for the Convertible Arbitrage strategies.

  Volatility Arbitrage strategies seek to capture the volatility risk premium across several asset classes by selling (i.e., writing) call and put options on various reference assets, including equity indices and government bonds, to buyers seeking financial insurance in exchange for a premium, or payment, from the option buyer. The Fund will generally sell uncovered call and put options (i.e., where the Fund does not own or is not short, as applicable, the instrument underlying the call or put option) but may also sell covered call and put options (i.e., where the Fund holds or is short, as applicable, an equivalent position in the instrument underlying the call or put option). The Fund may also trade ETFs, futures and swaps to hedge the market exposure embedded in the options it sells.
  Managed Futures: Managed Futures strategies seek to profit from the design and implementation of quantitative selection models to help predict upcoming movements in any combination of fixed income, currency, commodity or equity markets. This strategy provides long and short exposure to commodities; long and short exposure to developed country equities, bonds and currencies markets and long and short exposure to emerging country equity and currency markets.
  Event Driven: Event Driven strategies seek to profit from investing in the securities of companies based not on a value or growth investment style but rather on the basis that a specific event or catalyst will affect future prices. This strategy attempts to capitalize on price discrepancies and returns generated by corporate activity, such as mergers. In merger arbitrage, the Fund will employ a diversified, disciplined strategy to attempt to capture the returns from holding a long/short portfolio of stocks of companies involved in mergers. The Adviser collaborates with the Sub- Adviser for this strategy.
  Fixed Income Relative Value: Fixed Income Relative Value seeks to profit from exploiting mispricing of various, liquid fixed income or interest rate sensitive securities. This strategy provides long and short exposure to developed country bonds, interest rates and currencies, long and short exposure to investment grade and high-yield credit instruments and long and short exposure to forward mortgage-backed securities trading in the to-be-announced (“TBA”) market.
The Fund provides exposure to several absolute return strategies through one fund offering. The Fund may add additional strategies from time to time. The Fund currently intends to have exposure to each of the strategies, however, it may vary its level of allocation among the strategies depending on market conditions, including reducing the exposure to any strategy to zero.

The Adviser, on average, will target an annualized volatility level for the Fund of between 7% and 10%, which compares to a historical volatility level of approximately 3% for the Bloomberg Barclays U.S. Aggregate Bond Index and a historical volatility level of approximately 12% for the S&P 500® Index of U.S. large-cap stocks each over the past five years ended August 31, 2018. Higher volatility generally indicates higher risk. The actual or realized volatility level of the Fund can and will be materially higher or lower than its target volatility depending on market conditions.

If derivative instruments and instruments with remaining maturities of one year or less are taken into account, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 100%).

Portfolio Construction

The Fund is constructed, at both the strategy level and the portfolio level, to provide returns that have low correlation to the equity, bond and credit markets. The Fund will be managed to be broadly diversified across a range of global markets. In addition, the Fund is monitored to avoid traditional long equity market exposure at the overall portfolio level, while at times allowing modest active long or short equity market exposure through tactical decisions.

Strategy Level

Each of the strategies is constructed using a bottom up systematic process. In addition, two or more strategies may be used in combination to achieve a particular investment exposure or goal. The overall Fund is designed to be neutral to equity markets on average over time, however over shorter horizons the Fund can be tactically positioned for a long or short equity market exposure and therefore may have some equity-based systematic risk. For example, the Long/Short Equity strategy will typically have a slightly net long equity market exposure (depending on the market’s recent performance), while the Dedicated Short Bias strategy is expected to have a slightly negative net equity market exposure. The Equity Market Neutral strategy, on the other hand, is intended to be equity market neutral at all times.

Although the Fund may simultaneously use one type of exposure in more than one strategy (e.g., use long exposure to developed market equities for the Global Macro and Managed Futures strategies), the exposure will be independently selected to achieve the goal of the particular strategy.

Portfolio Level

Once each strategy has been individually constructed or groupings of strategies developed, the Adviser combines them into a single portfolio using a long term strategic risk weighting process and a tactical risk allocation. By combining these two methods, the Adviser seeks to implement the overall strategy while opportunistically taking advantage of strategies that are particularly attractive currently. In general, however, the Adviser’s portfolio construction process focuses on adding value through diversified risk weighting over the long-term.

Sizing Positions

The Adviser sets both the long-term strategic risk weights across the individual strategies or grouped strategies, which are expected to vary only slightly over time, as well as short-term tactical weightings which may deviate from the long- term strategic targets due to shorter term market risks or opportunities. Both the long-term strategic risk weights and the shorter term tactical shifts are determined by the Adviser using quantitative inputs and subjective assessment of the current market environment. The short-term tactical underweights or overweights are intended to vary only modestly from the strategic weights. However, there is no limit on the tactical underweights or overweights and the Adviser has the discretion to not employ a strategy either temporarily or permanently if the perceived risks of the strategy outweigh the potential benefits.

Risk Management

The Adviser will use quantitative and qualitative methods to assess the level of risk (i.e., volatility of return) for the Fund. The Adviser expects that the use of systematic risk control generally should lead to a highly diversified portfolio across asset classes, geographies, Instruments and strategies.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity swaps, commodity forwards, commodity futures and other commodity-linked derivative instruments but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

A portion of the Fund’s assets may be held in cash or cash equivalent investments, including, but not limited to, short- term investment funds and/or U.S. Government securities.
Class R6 Shares | AQR Multi-Strategy Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aqrf_SupplementTextBlock

AQR FUNDS

Supplement dated October 9, 2018 (“Supplement”)

to the Class R6 Shares Summary Prospectus and Prospectus, each dated May 1, 2018

(“Prospectus”), as amended,

of the AQR Multi-Strategy Alternative Fund (the “Fund”)

This Supplement updates certain information contained in the Summary Prospectus and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

The section entitled “Principal Investment Strategies of the Fund” beginning on page 2 of the Summary Prospectus and 53 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by aiming to provide exposure to several strategies often referred to as “alternative” or “absolute return” strategies and more traditionally made available through unregistered funds (“hedge funds”). Utilizing a well-diversified portfolio of Instruments (as defined below), the Fund seeks exposure to the following strategies: Convertible and Volatility Arbitrage, Event Driven (including Merger Arbitrage), Fixed Income Relative Value, Equity Market Neutral, Long/Short Equity, Dedicated Short Bias, Global Macro, Managed Futures and Emerging Markets. Through exposure to these strategies, the Fund attempts to generate positive absolute returns over time. The Fund implements these strategies by investing globally (including in emerging markets) in a broad range of instruments, including, but not limited to, equities (primarily those issued by large- and mid-cap companies), bonds, convertible securities, futures (including commodity futures, index futures, equity futures, bond futures and interest rate futures), currency and commodity forwards, options (both written and purchased) and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps, interest rate swaps, and credit default swaps) (collectively, the “Instruments”), either by investing directly in these instruments or, indirectly, by investing in the Subsidiary (as described below) that invests in these instruments. The securities in which the Fund invests may be restricted and/or Rule 144A securities. The Fund may also invest in exchange-traded funds (“ETFs”) or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund currently intends to achieve its exposure to equities and convertible securities by either holding securities or holding cash and using derivatives, rather than holding those securities directly. The Fund will not invest in hedge funds and is not designed to match the performance of any hedge fund index. However, the Adviser believes that, based on a comprehensive analysis of the key drivers of return from these strategies (which are traditionally made available through hedge funds), it can capture a meaningful portion of the return that these strategies can be expected to provide. The Fund is generally intended to have a low average correlation to the equity, bond and credit markets. The Fund has no limits with respect to the credit rating, maturity or duration of the debt securities in which it may invest, and may invest in debt securities of any credit rating, maturity or duration, which may include high-yield or “junk” bonds. The Fund will utilize proprietary trading algorithms in order to minimize market impact and reduce trading costs. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective. As of the date of this prospectus, the Adviser generally considers large- and mid-cap companies to be those companies with market capitalizations around the range of the MSCI World Index at the time of purchase.

The strategies employed by the Fund include:

•
Long/Short Equity, Equity Market Neutral and Dedicated Short Bias: These strategies provide long and short exposure to a diversified portfolio of equities which involves simultaneously investing in equities (i.e., investing long) the Adviser expects to increase in value and immediately selling equities (i.e., short sales or short selling) the Adviser expects to decrease in value. Equity Market Neutral is not expected to have industry overweights and seeks to profit by exploiting pricing inefficiencies between related equity securities and neutralizing exposure to market risk by maintaining long and short positions. Long/Short Equity may maintain overweights of industry exposures and also seeks to exploit pricing inefficiencies between related equity securities. The Dedicated Short Bias strategy seeks to profit by shorting stocks that have negative market sentiment and neutralizing exposure to market risk by maintaining long and short positions. When taking a “short” position, the Fund may sell an instrument that it does not own and would then borrow to meet its settlement obligations. The Fund may also take “short” positions in futures, forwards or swaps. A “short” position will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. Long positions will profit if the value of the equity security increases and short positions will profit if the value of the equity security declines and the borrowed shares can be replaced at lower cost. Simultaneously engaging in long investing and short selling reduces the net exposure of the overall portfolio to general market movements.

•
Global Macro: Global Macro strategies seek to profit from movement in the prices of securities that are highly sensitive to macroeconomic conditions, across a broad spectrum of assets. This strategy provides long and short exposure to developed country equities, currencies, bonds, interest rates and commodities markets.

•
Emerging Markets: This strategy seeks to profit from investing in equities, fixed income instruments and currencies of issuers in emerging markets. This strategy provides long and short exposure to emerging country equity, fixed income and currency markets, and long and short exposure to a basket of liquid equity securities traded on emerging and developed market exchanges.

•
Convertible and Volatility Arbitrage: Convertible Arbitrage strategies seek to profit from the complexity of the pricing of convertible bonds (which contain elements of both a fixed income security and an equity option) by structuring trades using multiple securities within the capital structure of a convertible bond issuer. The Fund may purchase the convertible bond of a given issuer and simultaneously sell short the common stock of that same issuer to take advantage of a mispricing of either security. This strategy takes positions in various global convertible debt and preferred securities and an offsetting position in various global equities directly linked to the convertible securities. In implementing this strategy, the Fund may use derivatives to hedge against a decline in interest rates or credit exposure. The Adviser collaborates with the Sub-Adviser for the Convertible Arbitrage strategies.

Volatility Arbitrage strategies seek to capture the volatility risk premium across several asset classes by selling (i.e., writing) call and put options on various reference assets, including equity indices and government bonds, to buyers seeking financial insurance in exchange for a premium, or payment, from the option buyer. The Fund will generally sell uncovered call and put options (i.e., where the Fund does not own or is not short, as applicable, the instrument underlying the call or put option) but may also sell covered call and put options (i.e., where the Fund holds or is short, as applicable, an equivalent position in the instrument underlying the call or put option). The Fund may also trade ETFs, futures and swaps to hedge the market exposure embedded in the options it sells.

•
Managed Futures: Managed Futures strategies seek to profit from the design and implementation of quantitative selection models to help predict upcoming movements in any combination of fixed income, currency, commodity or equity markets. This strategy provides long and short exposure to commodities; long and short exposure to developed country equities, bonds and currencies markets and long and short exposure to emerging country equity and currency markets.

•
Event Driven: Event Driven strategies seek to profit from investing in the securities of companies based not on a value or growth investment style but rather on the basis that a specific event or catalyst will affect future prices. This strategy attempts to capitalize on price discrepancies and returns generated by corporate activity, such as mergers. In merger arbitrage, the Fund will employ a diversified, disciplined strategy to attempt to capture the returns from holding a long/short portfolio of stocks of companies involved in mergers. The Adviser collaborates with the Sub- Adviser for this strategy.

•
Fixed Income Relative Value: Fixed Income Relative Value seeks to profit from exploiting mispricing of various, liquid fixed income or interest rate sensitive securities. This strategy provides long and short exposure to developed country bonds, interest rates and currencies, long and short exposure to investment grade and high-yield credit instruments and long and short exposure to forward mortgage-backed securities trading in the to-be-announced (“TBA”) market.

The Fund provides exposure to several absolute return strategies through one fund offering. The Fund may add additional strategies from time to time. The Fund currently intends to have exposure to each of the strategies, however, it may vary its level of allocation among the strategies depending on market conditions, including reducing the exposure to any strategy to zero.

The Adviser, on average, will target an annualized volatility level for the Fund of between 7% and 10%, which compares to a historical volatility level of approximately 3% for the Bloomberg Barclays U.S. Aggregate Bond Index and a historical volatility level of approximately 12% for the S&P 500® Index of U.S. large-cap stocks each over the past five years ended August 31, 2018. Higher volatility generally indicates higher risk. The actual or realized volatility level of the Fund can and will be materially higher or lower than its target volatility depending on market conditions.

If derivative instruments and instruments with remaining maturities of one year or less are taken into account, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 100%).

Portfolio Construction

The Fund is constructed, at both the strategy level and the portfolio level, to provide returns that have low correlation to the equity, bond and credit markets. The Fund will be managed to be broadly diversified across a range of global markets. In addition, the Fund is monitored to avoid traditional long equity market exposure at the overall portfolio level, while at times allowing modest active long or short equity market exposure through tactical decisions.

Strategy Level

Each of the strategies is constructed using a bottom up systematic process. In addition, two or more strategies may be used in combination to achieve a particular investment exposure or goal. The overall Fund is designed to be neutral to equity markets on average over time, however over shorter horizons the Fund can be tactically positioned for a long or short equity market exposure and therefore may have some equity-based systematic risk. For example, the Long/Short Equity strategy will typically have a slightly net long equity market exposure (depending on the market’s recent performance), while the Dedicated Short Bias strategy is expected to have a slightly negative net equity market exposure. The Equity Market Neutral strategy, on the other hand, is intended to be equity market neutral at all times.

Although the Fund may simultaneously use one type of exposure in more than one strategy (e.g., use long exposure to developed market equities for the Global Macro and Managed Futures strategies), the exposure will be independently selected to achieve the goal of the particular strategy.

Portfolio Level

Once each strategy has been individually constructed or groupings of strategies developed, the Adviser combines them into a single portfolio using a long term strategic risk weighting process and a tactical risk allocation. By combining these two methods, the Adviser seeks to implement the overall strategy while opportunistically taking advantage of strategies that are particularly attractive currently. In general, however, the Adviser’s portfolio construction process focuses on adding value through diversified risk weighting over the long-term.

Sizing Positions

The Adviser sets both the long-term strategic risk weights across the individual strategies or grouped strategies, which are expected to vary only slightly over time, as well as short-term tactical weightings which may deviate from the long- term strategic targets due to shorter term market risks or opportunities. Both the long-term strategic risk weights and the shorter term tactical shifts are determined by the Adviser using quantitative inputs and subjective assessment of the current market environment. The short-term tactical underweights or overweights are intended to vary only modestly from the strategic weights. However, there is no limit on the tactical underweights or overweights and the Adviser has the discretion to not employ a strategy either temporarily or permanently if the perceived risks of the strategy outweigh the potential benefits.

Risk Management

The Adviser will use quantitative and qualitative methods to assess the level of risk (i.e., volatility of return) for the Fund. The Adviser expects that the use of systematic risk control generally should lead to a highly diversified portfolio across asset classes, geographies, Instruments and strategies.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity swaps, commodity forwards, commodity futures and other commodity-linked derivative instruments but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

A portion of the Fund’s assets may be held in cash or cash equivalent investments, including, but not limited to, short- term investment funds and/or U.S. Government securities.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by aiming to provide exposure to several strategies often referred to as “alternative” or “absolute return” strategies and more traditionally made available through unregistered funds (“hedge funds”). Utilizing a well-diversified portfolio of Instruments (as defined below), the Fund seeks exposure to the following strategies: Convertible and Volatility Arbitrage, Event Driven (including Merger Arbitrage), Fixed Income Relative Value, Equity Market Neutral, Long/Short Equity, Dedicated Short Bias, Global Macro, Managed Futures and Emerging Markets. Through exposure to these strategies, the Fund attempts to generate positive absolute returns over time. The Fund implements these strategies by investing globally (including in emerging markets) in a broad range of instruments, including, but not limited to, equities (primarily those issued by large- and mid-cap companies), bonds, convertible securities, futures (including commodity futures, index futures, equity futures, bond futures and interest rate futures), currency and commodity forwards, options (both written and purchased) and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps, interest rate swaps, and credit default swaps) (collectively, the “Instruments”), either by investing directly in these instruments or, indirectly, by investing in the Subsidiary (as described below) that invests in these instruments. The securities in which the Fund invests may be restricted and/or Rule 144A securities. The Fund may also invest in exchange-traded funds (“ETFs”) or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund currently intends to achieve its exposure to equities and convertible securities by either holding securities or holding cash and using derivatives, rather than holding those securities directly. The Fund will not invest in hedge funds and is not designed to match the performance of any hedge fund index. However, the Adviser believes that, based on a comprehensive analysis of the key drivers of return from these strategies (which are traditionally made available through hedge funds), it can capture a meaningful portion of the return that these strategies can be expected to provide. The Fund is generally intended to have a low average correlation to the equity, bond and credit markets. The Fund has no limits with respect to the credit rating, maturity or duration of the debt securities in which it may invest, and may invest in debt securities of any credit rating, maturity or duration, which may include high-yield or “junk” bonds. The Fund will utilize proprietary trading algorithms in order to minimize market impact and reduce trading costs. The Adviser will attempt to mitigate risk through diversification of holdings and through active monitoring of volatility, counterparties and other risk measures. There is no assurance, however, that the Fund will achieve its investment objective. As of the date of this prospectus, the Adviser generally considers large- and mid-cap companies to be those companies with market capitalizations around the range of the MSCI World Index at the time of purchase.

The strategies employed by the Fund include:
  Long/Short Equity, Equity Market Neutral and Dedicated Short Bias: These strategies provide long and short exposure to a diversified portfolio of equities which involves simultaneously investing in equities (i.e., investing long) the Adviser expects to increase in value and immediately selling equities (i.e., short sales or short selling) the Adviser expects to decrease in value. Equity Market Neutral is not expected to have industry overweights and seeks to profit by exploiting pricing inefficiencies between related equity securities and neutralizing exposure to market risk by maintaining long and short positions. Long/Short Equity may maintain overweights of industry exposures and also seeks to exploit pricing inefficiencies between related equity securities. The Dedicated Short Bias strategy seeks to profit by shorting stocks that have negative market sentiment and neutralizing exposure to market risk by maintaining long and short positions. When taking a “short” position, the Fund may sell an instrument that it does not own and would then borrow to meet its settlement obligations. The Fund may also take “short” positions in futures, forwards or swaps. A “short” position will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. Long positions will profit if the value of the equity security increases and short positions will profit if the value of the equity security declines and the borrowed shares can be replaced at lower cost. Simultaneously engaging in long investing and short selling reduces the net exposure of the overall portfolio to general market movements.
  Global Macro: Global Macro strategies seek to profit from movement in the prices of securities that are highly sensitive to macroeconomic conditions, across a broad spectrum of assets. This strategy provides long and short exposure to developed country equities, currencies, bonds, interest rates and commodities markets.
  Emerging Markets: This strategy seeks to profit from investing in equities, fixed income instruments and currencies of issuers in emerging markets. This strategy provides long and short exposure to emerging country equity, fixed income and currency markets, and long and short exposure to a basket of liquid equity securities traded on emerging and developed market exchanges.
  Convertible and Volatility Arbitrage: Convertible Arbitrage strategies seek to profit from the complexity of the pricing of convertible bonds (which contain elements of both a fixed income security and an equity option) by structuring trades using multiple securities within the capital structure of a convertible bond issuer. The Fund may purchase the convertible bond of a given issuer and simultaneously sell short the common stock of that same issuer to take advantage of a mispricing of either security. This strategy takes positions in various global convertible debt and preferred securities and an offsetting position in various global equities directly linked to the convertible securities. In implementing this strategy, the Fund may use derivatives to hedge against a decline in interest rates or credit exposure. The Adviser collaborates with the Sub-Adviser for the Convertible Arbitrage strategies.

  Volatility Arbitrage strategies seek to capture the volatility risk premium across several asset classes by selling (i.e., writing) call and put options on various reference assets, including equity indices and government bonds, to buyers seeking financial insurance in exchange for a premium, or payment, from the option buyer. The Fund will generally sell uncovered call and put options (i.e., where the Fund does not own or is not short, as applicable, the instrument underlying the call or put option) but may also sell covered call and put options (i.e., where the Fund holds or is short, as applicable, an equivalent position in the instrument underlying the call or put option). The Fund may also trade ETFs, futures and swaps to hedge the market exposure embedded in the options it sells.
  Managed Futures: Managed Futures strategies seek to profit from the design and implementation of quantitative selection models to help predict upcoming movements in any combination of fixed income, currency, commodity or equity markets. This strategy provides long and short exposure to commodities; long and short exposure to developed country equities, bonds and currencies markets and long and short exposure to emerging country equity and currency markets.
  Event Driven: Event Driven strategies seek to profit from investing in the securities of companies based not on a value or growth investment style but rather on the basis that a specific event or catalyst will affect future prices. This strategy attempts to capitalize on price discrepancies and returns generated by corporate activity, such as mergers. In merger arbitrage, the Fund will employ a diversified, disciplined strategy to attempt to capture the returns from holding a long/short portfolio of stocks of companies involved in mergers. The Adviser collaborates with the Sub- Adviser for this strategy.
  Fixed Income Relative Value: Fixed Income Relative Value seeks to profit from exploiting mispricing of various, liquid fixed income or interest rate sensitive securities. This strategy provides long and short exposure to developed country bonds, interest rates and currencies, long and short exposure to investment grade and high-yield credit instruments and long and short exposure to forward mortgage-backed securities trading in the to-be-announced (“TBA”) market.
The Fund provides exposure to several absolute return strategies through one fund offering. The Fund may add additional strategies from time to time. The Fund currently intends to have exposure to each of the strategies, however, it may vary its level of allocation among the strategies depending on market conditions, including reducing the exposure to any strategy to zero.

The Adviser, on average, will target an annualized volatility level for the Fund of between 7% and 10%, which compares to a historical volatility level of approximately 3% for the Bloomberg Barclays U.S. Aggregate Bond Index and a historical volatility level of approximately 12% for the S&P 500® Index of U.S. large-cap stocks each over the past five years ended August 31, 2018. Higher volatility generally indicates higher risk. The actual or realized volatility level of the Fund can and will be materially higher or lower than its target volatility depending on market conditions.

If derivative instruments and instruments with remaining maturities of one year or less are taken into account, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 100%).

Portfolio Construction

The Fund is constructed, at both the strategy level and the portfolio level, to provide returns that have low correlation to the equity, bond and credit markets. The Fund will be managed to be broadly diversified across a range of global markets. In addition, the Fund is monitored to avoid traditional long equity market exposure at the overall portfolio level, while at times allowing modest active long or short equity market exposure through tactical decisions.

Strategy Level

Each of the strategies is constructed using a bottom up systematic process. In addition, two or more strategies may be used in combination to achieve a particular investment exposure or goal. The overall Fund is designed to be neutral to equity markets on average over time, however over shorter horizons the Fund can be tactically positioned for a long or short equity market exposure and therefore may have some equity-based systematic risk. For example, the Long/Short Equity strategy will typically have a slightly net long equity market exposure (depending on the market’s recent performance), while the Dedicated Short Bias strategy is expected to have a slightly negative net equity market exposure. The Equity Market Neutral strategy, on the other hand, is intended to be equity market neutral at all times.

Although the Fund may simultaneously use one type of exposure in more than one strategy (e.g., use long exposure to developed market equities for the Global Macro and Managed Futures strategies), the exposure will be independently selected to achieve the goal of the particular strategy.

Portfolio Level

Once each strategy has been individually constructed or groupings of strategies developed, the Adviser combines them into a single portfolio using a long term strategic risk weighting process and a tactical risk allocation. By combining these two methods, the Adviser seeks to implement the overall strategy while opportunistically taking advantage of strategies that are particularly attractive currently. In general, however, the Adviser’s portfolio construction process focuses on adding value through diversified risk weighting over the long-term.

Sizing Positions

The Adviser sets both the long-term strategic risk weights across the individual strategies or grouped strategies, which are expected to vary only slightly over time, as well as short-term tactical weightings which may deviate from the long- term strategic targets due to shorter term market risks or opportunities. Both the long-term strategic risk weights and the shorter term tactical shifts are determined by the Adviser using quantitative inputs and subjective assessment of the current market environment. The short-term tactical underweights or overweights are intended to vary only modestly from the strategic weights. However, there is no limit on the tactical underweights or overweights and the Adviser has the discretion to not employ a strategy either temporarily or permanently if the perceived risks of the strategy outweigh the potential benefits.

Risk Management

The Adviser will use quantitative and qualitative methods to assess the level of risk (i.e., volatility of return) for the Fund. The Adviser expects that the use of systematic risk control generally should lead to a highly diversified portfolio across asset classes, geographies, Instruments and strategies.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity swaps, commodity forwards, commodity futures and other commodity-linked derivative instruments but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

A portion of the Fund’s assets may be held in cash or cash equivalent investments, including, but not limited to, short- term investment funds and/or U.S. Government securities.